Preference Shares (Tables)	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Summary of Preference Shares That Are Wholly Classified As Financial Liabilities Are Recognized

	Series B		Series D1		Series E		Series F		Total
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Amount
		S$’000		S$’000		S$’000		S$’000	S$’000
Financial liability
2021
Beginning of financial year	258,363	59,412	152,224	48,965	84,705	29,303	210,526	61,801	199,481
Accretion cost on Series B, D1, E and F redeemable convertible preference shares (Note 10)	—	3,375	—	2,759	—	1,800	—	3,615	11,549
Conversion of redeemable convertible preference shares to ordinary shares	(258,363)	(62,787)	(152,224)	(51,724)	(84,705)	(31,103)	(210,526)	(65,416)	(211,030)
End of financial year	—	—	—	—	—	—	—	—	—

	Series C		Series D2		Total
	Number of shares	Amount	Number of shares	Amount	Amount
		S$’000		S$’000	S$’000
Equity
2021
Beginning of financial year	70,303	10,000	564,126	49,339	59,339
Conversion of non-redeemable convertible preference shares to ordinary shares	(70,303)	(10,000)	(564,126)	(49,339)	(59,339)
End of financial year	—	—	—	—	—